Operating revenue (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of Disaggregation of revenue
	Year ended December 31, 2024	Year ended December 31, 2023
Revenue from contracts with customers
Good sales	$17,563,985	$23,777,952

Schedule of Revenue For Geographical Regions

The Group derives revenue from the transfer of goods and services at a point in time in the following major product lines and geographical regions:

Revenue from external customer contracts
December 31, 2024	Europe	Other areas	Others	Total
Bicycle frame	$13,224,192	$1,176,654	$-	$14,400,846
Racket	939,656	745,181	-	1,684,837
Crank	686,657	-	-	686,657
Others	-	-	791,645	791,645
Total	$14,850,505	$1,921,835	$791,645	$17,563,985

Revenue from external customer contracts
December 31, 2023	Europe	Other areas	Others	Total
Bicycle frame	$14,675,036	$543,969	$-	$15,219,005
Racket	5,381,594	1,660,899	-	7,042,493
Crank	-	-	-	0
Others	-	-	1,516,454	1,516,454
Total	$20,056,630	$2,204,868	$1,516,454	$23,777,952

Schedule of Contract liabilities

(a)	The Group has recognized the following revenue-related contract liabilities:

	As of	As of
	December 31, 2024	December 31, 2023
Contract liabilities - receipts in advance	$108,165	$276,210

(b)	Revenue recognized that was included in the contract liability balance at the beginning of the year:

	Year ended December 31, 2024	Year ended December 31, 2023
Revenue recognized from beginning contract liabilities	$276,210	$506,917

a)	Contract liabilities balance at the beginning of the year is fully recognized during the year.